Investment Objectives and Goals - Bridgeway Emerging Markets Core Equity ETF	Jul. 22, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY BRIDGEWAY EMERGING MARKETS CORE EQUITY ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to seek long-term capital appreciation.